Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance And Operating Leases
Finance lease and operating lease costs	$ 99,823	$ 127,459
Expenses relating to short-term leases	19,892	13,698
Total lease cost	$ 119,715	$ 141,157